AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 85.4%
Affiliated Mutual Fund — 5.8%
Fixed Income
AST T. Rowe Price Fixed Income Central Portfolio*	16,370,434	$175,982,161
(cost $170,039,485)(wa)
Common Stocks — 77.7%
Aerospace & Defense — 1.6%
AeroVironment, Inc.*	1,400	214,592
Airbus SE (France)	31,942	5,884,637
Curtiss-Wright Corp.	1,446	370,089
Dassault Aviation SA (France)	20,328	4,475,617
General Dynamics Corp.	15,999	4,519,558
HEICO Corp. (Class A Stock)	2,839	437,036
Hexcel Corp.	5,610	408,688
Howmet Aerospace, Inc.	69,080	4,727,144
L3Harris Technologies, Inc.	19,931	4,247,296
Leonardo SpA (Italy)	124,541	3,128,925
Mercury Systems, Inc.*	4,600	135,700
Montana Aerospace AG (Germany), 144A*	48,417	908,415
Moog, Inc. (Class A Stock)	3,379	539,457
Northrop Grumman Corp.	7,117	3,406,623
Rolls-Royce Holdings PLC (United Kingdom)*	1,222,174	6,575,744
Safran SA (France)	16,430	3,720,930
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(a)	20,385	735,287
Thales SA (France)	14,878	2,536,407
TransDigm Group, Inc.	667	821,477
Triumph Group, Inc.*	16,102	242,174
		48,035,796
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	45,237	1,949,597
GXO Logistics, Inc.*	5,100	274,176
Sankyu, Inc. (Japan)	7,200	247,809
YTO Express Group Co. Ltd. (China) (Class A Stock)	122,900	256,396
		2,727,978
Automobile Components — 0.3%
Autoliv, Inc. (Sweden)	7,451	897,324
CIE Automotive SA (Spain)	9,435	270,596
Dowlais Group PLC (United Kingdom)	163,605	161,151
Forvia SE (France)*	57,156	865,990
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	105,546	624,229
Gentex Corp.(a)	6,810	245,977
Lear Corp.	1,566	226,882
Magna International, Inc. (Canada)(a)	16,542	901,208
Nifco, Inc. (Japan)	7,500	188,716
Nippon Seiki Co. Ltd. (Japan)	49,700	503,039
Niterra Co. Ltd. (Japan)	55,500	1,842,593
Patrick Industries, Inc.(a)	3,738	446,579
Stanley Electric Co. Ltd. (Japan)	59,200	1,048,037
Toyo Tire Corp. (Japan)	50,000	944,828
		9,167,149
	Shares	Value
Common Stocks (continued)
Automobiles — 0.6%
Knaus Tabbert AG (Germany)	6,332	$304,223
Mercedes-Benz Group AG (Germany)	25,472	2,028,512
Rivian Automotive, Inc. (Class A Stock)*(a)	34,100	373,395
Stellantis NV (XPAR)	90,438	2,566,360
Stellantis NV (MIB)	12,908	366,704
Tesla, Inc.*	29,255	5,142,736
Toyota Motor Corp. (Japan)	265,900	6,720,614
		17,502,544
Banks — 4.4%
Asia Commercial Bank JSC (Vietnam)	990,015	1,132,051
Axis Bank Ltd. (India)	291,053	3,668,257
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	3,809,717	1,285,171
Bancorp, Inc. (The)*	9,048	302,746
Bank Central Asia Tbk PT (Indonesia)	4,296,600	2,732,371
Bank of America Corp.	359,885	13,646,839
Bank of Hawaii Corp.(a)	3,609	225,166
BankUnited, Inc.	11,002	308,056
Barclays PLC (United Kingdom)	955,967	2,215,595
BAWAG Group AG (Austria), 144A*	85,536	5,413,700
BNP Paribas SA (France)	53,101	3,780,520
Capitec Bank Holdings Ltd. (South Africa)	8,214	908,472
Citigroup, Inc.	82,635	5,225,837
Eagle Bancorp, Inc.	10,731	252,071
East West Bancorp, Inc.	33,674	2,663,950
Erste Group Bank AG (Austria)	37,155	1,655,914
FinecoBank Banca Fineco SpA (Italy)	41,839	626,614
First BanCorp. (Puerto Rico)	33,077	580,171
First Business Financial Services, Inc.	6,564	246,150
First Citizens BancShares, Inc. (Class A Stock)	409	668,715
First Horizon Corp.	29,401	452,775
First Internet Bancorp	7,697	267,394
Fukuoka Financial Group, Inc. (Japan)	10,900	290,980
HDFC Bank Ltd. (India)	202,569	3,532,322
Hilltop Holdings, Inc.	6,795	212,819
Hingham Institution for Savings The	835	145,674
Home BancShares, Inc.	10,971	269,558
HSBC Holdings PLC (United Kingdom)	484,256	3,785,345
ICICI Bank Ltd. (India), ADR(a)	56,571	1,494,040
ING Groep NV (Netherlands)	480,185	7,905,424
JPMorgan Chase & Co.	128,754	25,789,426
KB Financial Group, Inc. (South Korea)	17,902	935,514
KBC Group NV (Belgium)	20,773	1,557,396
Lloyds Banking Group PLC (United Kingdom)	3,267,426	2,136,887
Military Commercial Joint Stock Bank (Vietnam)	40,000	41,137
Mitsubishi UFJ Financial Group, Inc. (Japan)	421,400	4,287,367
National Bank of Canada (Canada)	40,177	3,383,108
Nicolet Bankshares, Inc.	3,165	272,158
OFG Bancorp (Puerto Rico)	13,952	513,573
OTP Bank Nyrt (Hungary)	31,722	1,460,250
Pacific Premier Bancorp, Inc.	11,434	274,416
A1

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Park National Corp.	2,004	$272,243
Pinnacle Financial Partners, Inc.	3,336	286,496
PNC Financial Services Group, Inc. (The)	10,595	1,712,152
Popular, Inc. (Puerto Rico)	7,903	696,175
Renasant Corp.	8,304	260,081
Resona Holdings, Inc. (Japan)	198,700	1,224,878
Saudi National Bank (The) (Saudi Arabia)	175,662	1,911,908
Seacoast Banking Corp. of Florida	11,049	280,534
ServisFirst Bancshares, Inc.(a)	2,612	173,332
Shore Bancshares, Inc.	16,231	186,657
SouthState Corp.(a)	3,302	280,769
Swedbank AB (Sweden) (Class A Stock)(a)	104,287	2,069,862
UniCredit SpA (Italy)	128,278	4,871,909
United Overseas Bank Ltd. (Singapore)	111,500	2,424,014
Webster Financial Corp.	14,282	725,097
Wells Fargo & Co.	144,024	8,347,631
WesBanco, Inc.	8,815	262,775
Western Alliance Bancorp	11,837	759,817
WSFS Financial Corp.	7,959	359,269
Zions Bancorp NA	8,618	374,021
		134,025,549
Beverages — 1.0%
Asahi Group Holdings Ltd. (Japan)	57,300	2,104,049
Boston Beer Co., Inc. (The) (Class A Stock)*	533	162,256
Celsius Holdings, Inc.*	6,660	552,247
Coca-Cola Co. (The)	213,810	13,080,896
Coca-Cola Consolidated, Inc.	310	262,387
Constellation Brands, Inc. (Class A Stock)	6,622	1,799,595
Heineken NV (Netherlands)	49,004	4,724,360
Keurig Dr. Pepper, Inc.	41,451	1,271,302
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	6,167	1,446,715
PepsiCo, Inc.	17,952	3,141,779
Remy Cointreau SA (France)	2,908	293,634
Royal Unibrew A/S (Denmark)	4,262	282,012
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	82,000	564,339
Varun Beverages Ltd. (India)	71,766	1,206,138
		30,891,709
Biotechnology — 0.7%
AbbVie, Inc.	20,274	3,691,896
ACADIA Pharmaceuticals, Inc.*	9,719	179,704
Akero Therapeutics, Inc.*	9,859	249,038
Alkermes PLC*(a)	11,016	298,203
Alnylam Pharmaceuticals, Inc.*(a)	4,693	701,369
Alpine Immune Sciences, Inc.*	4,712	186,784
Apogee Therapeutics, Inc.*(a)	2,142	142,336
Argenx SE (Netherlands), ADR*	5,955	2,344,603
Avidity Biosciences, Inc.*	8,827	225,265
BeiGene Ltd. (China), ADR*(a)	9,328	1,458,806
Biohaven Ltd.*(a)	10,841	592,894
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
BioMarin Pharmaceutical, Inc.*	6,374	$556,705
Blueprint Medicines Corp.*(a)	6,205	588,606
Cargo Therapeutics, Inc.*(a)	6,490	144,857
Celldex Therapeutics, Inc.*	5,898	247,539
Crinetics Pharmaceuticals, Inc.*	7,969	373,029
Denali Therapeutics, Inc.*	6,800	139,536
Exact Sciences Corp.*	4,754	328,311
Exelixis, Inc.*	7,900	187,467
Genmab A/S (Denmark)*	4,315	1,293,761
Genus PLC (United Kingdom)	23,719	527,594
Ideaya Biosciences, Inc.*	4,672	205,007
IGM Biosciences, Inc.*(a)	8,076	77,933
Immunocore Holdings PLC (United Kingdom), ADR*(a)	4,243	275,795
Insmed, Inc.*	20,154	546,778
Intellia Therapeutics, Inc.*	6,986	192,185
Ionis Pharmaceuticals, Inc.*(a)	6,688	289,925
Kymera Therapeutics, Inc.*	8,867	356,453
Madrigal Pharmaceuticals, Inc.*	781	208,558
Morphic Holding, Inc.*	6,484	228,237
Neurocrine Biosciences, Inc.*	4,476	617,330
Prothena Corp. PLC (Ireland)*	12,155	301,079
Relay Therapeutics, Inc.*	24,158	200,511
Replimune Group, Inc.*	13,495	110,254
REVOLUTION Medicines, Inc.*	10,153	327,231
Rocket Pharmaceuticals, Inc.*	5,720	154,097
Sage Therapeutics, Inc.*(a)	5,270	98,760
Sarepta Therapeutics, Inc.*	3,050	394,853
Scholar Rock Holding Corp.*	20,611	366,051
SpringWorks Therapeutics, Inc.*	6,701	329,823
Ultragenyx Pharmaceutical, Inc.*	7,148	333,740
Vaxcyte, Inc.*(a)	5,605	382,878
Vera Therapeutics, Inc.*	6,761	291,534
Xencor, Inc.*	10,243	226,678
Zealand Pharma A/S (Denmark)*	6,954	688,794
Zentalis Pharmaceuticals, Inc.*	10,185	160,516
		21,823,303
Broadline Retail — 1.8%
Alibaba Group Holding Ltd. (China), ADR(a)	53,744	3,888,916
Amazon.com, Inc.*	183,174	33,040,926
Coupang, Inc. (South Korea)*	36,910	656,629
Isetan Mitsukoshi Holdings Ltd. (Japan)	65,200	1,058,200
Kohl’s Corp.	21,416	624,276
MercadoLibre, Inc. (Brazil)*	3,763	5,689,506
Ollie’s Bargain Outlet Holdings, Inc.*	1,906	151,660
Ozon Holdings PLC (Russia), ADR*(a)^	6,700	1
PDD Holdings, Inc. (China), ADR*	9,155	1,064,269
Prosus NV (China)*	212,639	6,655,685
		52,830,068
Building Products — 0.5%
American Woodmark Corp.*	3,640	370,042
Apogee Enterprises, Inc.	6,701	396,699
Armstrong World Industries, Inc.	6,838	849,416
Assa Abloy AB (Sweden) (Class B Stock)	71,391	2,048,801

A2

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Astral Ltd. (India)	24,452	$584,817
AZEK Co., Inc. (The)*	13,266	666,219
Blue Star Ltd. (India)	38,896	595,125
Carel Industries SpA (Italy), 144A	28,053	615,984
Carlisle Cos., Inc.	1,510	591,694
Cie de Saint-Gobain SA (France)	26,376	2,047,141
Daikin Industries Ltd. (Japan)	8,900	1,215,213
Genuit Group PLC (United Kingdom)	93,890	521,538
Gibraltar Industries, Inc.*	4,309	347,004
Reliance Worldwide Corp. Ltd.	87,211	327,245
Sanwa Holdings Corp. (Japan)	16,700	291,993
Simpson Manufacturing Co., Inc.	2,500	512,950
Trane Technologies PLC	8,094	2,429,819
Trex Co., Inc.*	7,318	729,970
UFP Industries, Inc.	3,537	435,086
		15,576,756
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	1,546	258,909
Ares Management Corp. (Class A Stock)	9,833	1,307,592
B3 SA - Brasil Bolsa Balcao (Brazil)	338,426	809,729
Blue Owl Capital, Inc.	19,434	366,525
Bridgepoint Group PLC (United Kingdom), 144A	420,116	1,374,869
Charles Schwab Corp. (The)	167,566	12,121,725
CME Group, Inc.	13,563	2,919,978
Coinbase Global, Inc. (Class A Stock)*	5,322	1,410,969
Deutsche Boerse AG (Germany)	7,368	1,508,892
Euronext NV (Netherlands), 144A	13,174	1,253,771
Evercore, Inc. (Class A Stock)	2,964	570,837
flatexDEGIRO AG (Germany)*	77,503	868,228
Goldman Sachs Group, Inc. (The)	16,336	6,823,384
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	49,800	1,451,086
Intermediate Capital Group PLC (United Kingdom)	57,328	1,484,880
Investec PLC (United Kingdom)	137,901	924,524
Julius Baer Group Ltd. (Switzerland)	76,277	4,423,943
KKR & Co., Inc.	19,359	1,947,128
London Stock Exchange Group PLC (United Kingdom)	23,068	2,760,181
LPL Financial Holdings, Inc.	4,370	1,154,554
Morgan Stanley	52,319	4,926,357
Morningstar, Inc.	2,405	741,630
MSCI, Inc.	519	290,874
Nordnet AB publ (Sweden)	29,980	550,086
Open Lending Corp.*	29,762	186,310
Partners Group Holding AG (Switzerland)	1,950	2,785,547
S&P Global, Inc.	7,662	3,259,798
StoneX Group, Inc.*	2,432	170,872
Tikehau Capital SCA (France)	18,666	409,827
TMX Group Ltd. (Canada)	150,506	3,970,012
Tradeweb Markets, Inc. (Class A Stock)	9,353	974,302
Van Lanschot Kempen NV (Netherlands)	1,919	65,268
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Virtus Investment Partners, Inc.	2,381	$590,440
		64,663,027
Chemicals — 1.4%
Akzo Nobel NV (Netherlands)	46,618	3,483,182
Axalta Coating Systems Ltd.*	10,592	364,259
BASF SE (Germany)	25,478	1,455,912
Covestro AG (Germany), 144A*	44,149	2,414,948
Croda International PLC (United Kingdom)	14,082	871,330
FMC Corp.	13,977	890,335
Fuso Chemical Co. Ltd. (Japan)	7,900	241,179
HB Fuller Co.	3,490	278,293
Huntsman Corp.	17,691	460,497
LG Chem Ltd. (South Korea)	6,288	2,058,096
Linde PLC	34,232	15,894,602
Lotte Chemical Corp. (South Korea)	3,282	292,589
Mosaic Co. (The)	45,770	1,485,694
Nippon Sanso Holdings Corp. (Japan)	44,200	1,386,807
Nippon Soda Co. Ltd. (Japan)	25,400	1,016,963
Nutrien Ltd. (Canada)	19,107	1,037,701
Olin Corp.	4,704	276,595
Quaker Chemical Corp.(a)	1,580	324,295
RPM International, Inc.	17,019	2,024,410
Sakata INX Corp. (Japan)	70,400	733,018
Scotts Miracle-Gro Co. (The)	7,959	593,662
Sherwin-Williams Co. (The)	12,455	4,325,995
Sumitomo Seika Chemicals Co. Ltd. (Japan)	9,700	323,700
Tokai Carbon Co. Ltd. (Japan)	52,400	347,234
Tronox Holdings PLC	14,600	253,310
Victrex PLC (United Kingdom)	35,157	576,749
		43,411,355
Commercial Services & Supplies — 0.7%
Brady Corp. (Class A Stock)	7,129	422,607
Cintas Corp.	868	596,342
Clean Harbors, Inc.*	3,210	646,205
Daiei Kankyo Co. Ltd. (Japan)	32,100	562,730
Deluxe Corp.(a)	17,000	350,030
Downer EDI Ltd. (Australia)	454,112	1,510,087
Element Fleet Management Corp. (Canada)	152,785	2,469,059
MSA Safety, Inc.	2,219	429,576
Norva24 Group AB (Sweden)*	130,625	310,630
OPENLANE, Inc.*	11,511	199,140
Rentokil Initial PLC (United Kingdom)	180,174	1,071,227
SPIE SA (France)	45,511	1,710,783
Stericycle, Inc.*	10,222	539,211
UniFirst Corp.	1,857	322,060
Veralto Corp.	7,118	631,082
Vestis Corp.	9,300	179,211
Waste Connections, Inc.	49,119	8,448,959
		20,398,939
Communications Equipment — 0.1%
Ciena Corp.*	5,188	256,547

A3

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	70,994	$297,684
Lumentum Holdings, Inc.*(a)	4,727	223,823
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	350,039	1,882,566
Viavi Solutions, Inc.*	20,875	189,754
		2,850,374
Construction & Engineering — 0.3%
API Group Corp.*	22,042	865,589
Arcosa, Inc.	4,300	369,198
Comfort Systems USA, Inc.	2,428	771,400
Larsen & Toubro Ltd. (India)	67,630	3,058,857
MasTec, Inc.*	4,000	373,000
SNC-Lavalin Group, Inc. (Canada)	19,243	787,023
WillScot Mobile Mini Holdings Corp.*(a)	23,496	1,092,564
Worley Ltd. (Australia)	89,651	978,557
		8,296,188
Construction Materials — 0.2%
Heidelberg Materials AG (Germany)	16,108	1,773,191
Martin Marietta Materials, Inc.	2,761	1,695,088
Summit Materials, Inc. (Class A Stock)*	17,655	786,883
Taiheiyo Cement Corp. (Japan)	91,700	2,111,981
		6,367,143
Consumer Finance — 0.5%
Aiful Corp. (Japan)	406,000	1,220,719
American Express Co.	55,255	12,581,011
CreditAccess Grameen Ltd. (India)*	27,743	480,714
LendingTree, Inc.*	8,380	354,809
OneMain Holdings, Inc.	14,019	716,231
PROG Holdings, Inc.	3,757	129,391
SLM Corp.	25,962	565,712
		16,048,587
Consumer Staples Distribution & Retail — 1.1%
BJ’s Wholesale Club Holdings, Inc.*	9,435	713,758
Casey’s General Stores, Inc.	1,756	559,198
Costco Wholesale Corp.	2,763	2,024,257
CP ALL PCL (Thailand)	453,500	678,426
Dollar General Corp.	25,924	4,045,699
Dollar Tree, Inc.*	2,368	315,299
JD Health International, Inc. (China), 144A*	197,950	703,463
Jeronimo Martins SGPS SA (Portugal)	87,887	1,743,704
MatsukiyoCocokara & Co. (Japan)	81,100	1,302,215
Performance Food Group Co.*	5,088	379,768
PriceSmart, Inc.	3,217	270,228
Raia Drogasil SA (Brazil)	196,714	1,077,821
Redcare Pharmacy NV (Netherlands), 144A*	6,869	1,124,397
Seven & i Holdings Co. Ltd. (Japan)	319,000	4,649,708
Sprouts Farmers Market, Inc.*(a)	5,055	325,946
Target Corp.	13,302	2,357,247
Trial Holdings, Inc. (Japan)*	6,800	118,364
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Walmart, Inc.	173,661	$10,449,182
		32,838,680
Containers & Packaging — 0.2%
Amcor PLC, CDI	121,447	1,142,240
Avery Dennison Corp.	14,080	3,143,360
Ball Corp.	14,429	971,937
Crown Holdings, Inc.	5,768	457,172
Graphic Packaging Holding Co.	20,239	590,574
Klabin SA (Brazil), UTS	168,900	849,316
O-I Glass, Inc.*	12,600	209,034
		7,363,633
Diversified Consumer Services — 0.2%
Auction Technology Group PLC (United Kingdom)*	62,201	485,073
Bright Horizons Family Solutions, Inc.*(a)	5,647	640,144
Duolingo, Inc.*	2,176	479,982
Frontdoor, Inc.*	3,866	125,954
Graham Holdings Co. (Class B Stock)	249	191,152
Pearson PLC (United Kingdom)	108,461	1,428,158
Service Corp. International	29,489	2,188,379
Strategic Education, Inc.	4,171	434,285
		5,973,127
Diversified REITs — 0.0%
WP Carey, Inc.	8,395	473,814
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	7,061	222,457
BT Group PLC (United Kingdom)	945,309	1,308,271
Deutsche Telekom AG (Germany)	316,667	7,686,936
GCI Liberty, Inc. (Class A Stock)*^	5,713	1
Helios Towers PLC (Tanzania)*	317,438	378,154
KT Corp. (South Korea), ADR*	112,256	1,573,829
Liberty Global Ltd. (Belgium) (Class C Stock)*(a)	9,989	176,206
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	21,569	150,767
Nippon Telegraph & Telephone Corp. (Japan)	3,750,900	4,467,709
Sarana Menara Nusantara Tbk PT (Indonesia)	14,688,300	796,662
Telkom Indonesia Persero Tbk PT (Indonesia)	2,134,500	469,474
		17,230,466
Electric Utilities — 0.9%
Constellation Energy Corp.	55,960	10,344,206
Enel SpA (Italy)	462,150	3,050,882
Iberdrola SA (Spain)	193,139	2,398,855
IDACORP, Inc.	5,705	529,938
NextEra Energy, Inc.	99,724	6,373,361
OGE Energy Corp.(a)	8,410	288,463
Southern Co. (The)	7,287	522,769
SSE PLC (United Kingdom)	75,421	1,572,378

A4

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	47,775	$2,567,906
		27,648,758
Electrical Equipment — 0.9%
AMETEK, Inc.	25,345	4,635,600
Atkore, Inc.	4,755	905,162
EnerSys	2,221	209,796
Hongfa Technology Co. Ltd. (China) (Class A Stock)	103,540	347,451
Hubbell, Inc.	2,032	843,382
Idec Corp. (Japan)(a)	24,600	434,788
Mitsubishi Electric Corp. (Japan)	133,500	2,234,650
NARI Technology Co. Ltd. (China) (Class A Stock)	507,903	1,687,299
Plug Power, Inc.*(a)	41,770	143,689
Polycab India Ltd. (India)	8,330	507,278
Prysmian SpA (Italy)	19,121	997,236
Rockwell Automation, Inc.	19,997	5,825,726
Schneider Electric SE	11,662	2,636,503
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	134,700	444,380
Shoals Technologies Group, Inc. (Class A Stock)*	23,914	267,358
Signify NV, 144A	43,813	1,348,761
Sunrun, Inc.*	13,789	181,739
Thermon Group Holdings, Inc.*	11,498	376,215
Vertiv Holdings Co. (Class A Stock)	10,653	870,030
Warom Technology, Inc. Co. (China) (Class A Stock)	119,800	326,783
Xuji Electric Co. Ltd. (China) (Class A Stock)	112,100	371,975
		25,595,801
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. (Class A Stock)	75,825	8,746,414
Avnet, Inc.	4,857	240,810
Badger Meter, Inc.	2,492	403,231
Belden, Inc.	8,241	763,199
BOE Varitronix Ltd. (China)	71,000	42,906
Cognex Corp.	12,744	540,600
Coherent Corp.*	6,583	399,061
Daiwabo Holdings Co. Ltd. (Japan)	23,000	385,048
Dexerials Corp. (Japan)	6,000	261,542
Hexagon AB (Sweden) (Class B Stock)	154,697	1,828,663
Horiba Ltd. (Japan)	9,600	997,345
Itron, Inc.*	3,300	305,316
Keyence Corp. (Japan)	5,800	2,692,713
Keysight Technologies, Inc.*	19,467	3,044,249
Littelfuse, Inc.	1,767	428,232
Murata Manufacturing Co. Ltd. (Japan)	111,600	2,087,189
Nippon Ceramic Co. Ltd. (Japan)	10,900	194,966
Novanta, Inc.*(a)	3,971	694,012
Renishaw PLC (United Kingdom)	8,107	433,697
Sensirion Holding AG (Switzerland), 144A*	2,695	199,252
Shimadzu Corp. (Japan)	33,800	941,470
SUPCON Technology Co. Ltd. (China) (Class A Stock)	22,979	146,772
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Taiyo Yuden Co. Ltd. (Japan)	8,700	$205,969
TE Connectivity Ltd.	57,923	8,412,737
Wasion Holdings Ltd. (Hong Kong)	158,000	114,352
WUS Printed Circuit Kunshan Co. Ltd. (China) (Class A Stock)	63,200	265,107
		34,774,852
Energy Equipment & Services — 1.1%
Atlas Energy Solutions, Inc.(a)	10,357	234,275
China Oilfield Services Ltd. (China) (Class A Stock)	263,857	629,073
CNOOC Energy Technology & Services Ltd. (China) (Class A Stock)	746,700	350,827
Expro Group Holdings NV*	23,784	474,967
Halliburton Co.	275,032	10,841,761
Modec, Inc. (Japan)	23,600	477,413
Natural Gas Services Group, Inc.*	7,588	147,435
Noble Corp. PLC	9,168	444,556
Schlumberger NV	249,661	13,683,919
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	8,562	409,185
Seadrill Ltd. (Norway)*	31,554	1,587,166
Subsea 7 SA (United Kingdom)	38,757	619,928
TechnipFMC PLC (United Kingdom)	35,830	899,691
TGS ASA (Norway)	82,693	911,758
Tidewater, Inc.*	6,663	612,996
Weatherford International PLC*	5,322	614,265
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	133,700	548,245
		33,487,460
Entertainment — 0.5%
Endeavor Group Holdings, Inc. (Class A Stock)	17,462	449,297
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	2,809	165,001
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	8,900	583,840
Netflix, Inc.*	13,345	8,104,819
ROBLOX Corp. (Class A Stock)*	14,478	552,770
Sea Ltd. (Singapore), ADR*	62,585	3,361,440
Sphere Entertainment Co.*(a)	8,284	406,579
TKO Group Holdings, Inc.	2,400	207,384
Ubisoft Entertainment SA (France)*	60,416	1,270,790
Warner Music Group Corp. (Class A Stock)	6,075	200,597
		15,302,517
Financial Services — 3.2%
Adyen NV (Netherlands), 144A*	2,300	3,885,015
Affirm Holdings, Inc.*	9,965	371,296
Apollo Global Management, Inc.(a)	24,104	2,710,495
Banca Mediolanum SpA (Italy)	183,466	2,016,466
Berkshire Hathaway, Inc. (Class B Stock)*	41,954	17,642,496
BFF Bank SpA (Italy), 144A	50,580	677,177
Block, Inc.*	14,002	1,184,289

A5

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Corebridge Financial, Inc.(a)	88,767	$2,550,276
Corpay, Inc.*	9,903	3,055,472
Edenred SE (France)	8,171	436,288
eGuarantee, Inc. (Japan)	12,200	144,679
Equitable Holdings, Inc.	25,068	952,835
Euronet Worldwide, Inc.*	3,233	355,404
Fiserv, Inc.*	96,987	15,500,462
Global Payments, Inc.	16,077	2,148,852
Hypoport SE (Germany)*	1,778	452,230
Jackson Financial, Inc. (Class A Stock)	3,815	252,324
Mastercard, Inc. (Class A Stock)	22,604	10,885,408
Ocwen Financial Corp.*	4,191	113,199
ORIX Corp. (Japan)	111,800	2,445,262
Payoneer Global, Inc.*	59,636	289,831
Syncona Ltd.*	150,156	232,461
TFS Financial Corp.(a)	14,552	182,773
Toast, Inc. (Class A Stock)*	20,109	501,116
Tokyo Century Corp. (Japan)	32,800	341,601
Visa, Inc. (Class A Stock)(a)	94,389	26,342,082
Voya Financial, Inc.	7,046	520,840
Western Union Co. (The)	15,180	212,216
WEX, Inc.*	1,631	387,411
		96,790,256
Food Products — 0.6%
Calbee, Inc. (Japan)	81,000	1,825,756
Cal-Maine Foods, Inc.	3,055	179,787
Darling Ingredients, Inc.*	10,641	494,913
Flowers Foods, Inc.	28,964	687,895
Maple Leaf Foods, Inc. (Canada)	20,503	336,179
Mondelez International, Inc. (Class A Stock)	147,454	10,321,780
Nestle SA	44,125	4,688,279
Post Holdings, Inc.*	3,965	421,400
Simply Good Foods Co. (The)*	6,358	216,363
		19,172,352
Gas Utilities — 0.1%
Atmos Energy Corp.	14,371	1,708,281
China Resources Gas Group Ltd. (China)	189,200	603,747
National Fuel Gas Co.	6,273	336,985
Southwest Gas Holdings, Inc.	3,511	267,292
UGI Corp.	9,198	225,719
		3,142,024
Ground Transportation — 1.5%
Canadian National Railway Co. (Canada)	28,802	3,793,511
Canadian Pacific Kansas City Ltd. (Canada)(a)	37,310	3,289,623
CSX Corp.	312,296	11,576,813
J.B. Hunt Transport Services, Inc.(a)	7,892	1,572,481
Landstar System, Inc.	3,037	585,412
Localiza Rent a Car SA (Brazil)	62,283	682,761
Lyft, Inc. (Class A Stock)*	13,900	268,965
Norfolk Southern Corp.	13,110	3,341,346
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
Old Dominion Freight Line, Inc.	17,056	$3,740,551
RXO, Inc.*	5,326	116,480
Saia, Inc.*	1,891	1,106,235
Uber Technologies, Inc.*	52,103	4,011,410
Union Pacific Corp.	38,406	9,445,187
XPO, Inc.*	3,965	483,849
		44,014,624
Health Care Equipment & Supplies — 1.7%
Alcon, Inc. (Switzerland)	41,451	3,428,473
Align Technology, Inc.*	639	209,541
Becton, Dickinson & Co.	15,690	3,882,490
Cochlear Ltd. (Australia)	1,626	357,608
Coloplast A/S (Denmark) (Class B Stock)	8,454	1,141,434
DiaSorin SpA (Italy)	18,110	1,747,702
Edwards Lifesciences Corp.*	10,301	984,364
Eiken Chemical Co. Ltd. (Japan)	27,200	354,152
Enovis Corp.*(a)	6,759	422,100
Envista Holdings Corp.*	11,094	237,190
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	21,109	323,404
GE HealthCare Technologies, Inc.	67,046	6,095,152
Haemonetics Corp.*	3,060	261,171
Hologic, Inc.*	22,017	1,716,445
Inspire Medical Systems, Inc.*(a)	1,284	275,790
Intuitive Surgical, Inc.*	14,849	5,926,087
iRhythm Technologies, Inc.*(a)	1,526	177,016
Koninklijke Philips NV (Netherlands)*	138,285	2,767,630
Lantheus Holdings, Inc.*	6,894	429,083
Medtronic PLC	39,386	3,432,490
Nakanishi, Inc. (Japan)	18,700	293,441
Nevro Corp.*	5,457	78,799
Nipro Corp. (Japan)	80,900	642,120
Novocure Ltd.*	12,661	197,891
Olympus Corp. (Japan)	209,200	3,012,128
Penumbra, Inc.*(a)	3,606	804,787
PROCEPT BioRobotics Corp.*(a)	9,673	478,040
QuidelOrtho Corp.*	2,740	131,356
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	325,500	1,283,935
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	519,200	323,656
Smith & Nephew PLC (United Kingdom)	198,862	2,489,551
Sonova Holding AG (Switzerland)	2,256	653,322
Stryker Corp.	20,706	7,410,056
Teleflex, Inc.	1,381	312,341
		52,280,745
Health Care Providers & Services — 2.7%
agilon health, Inc.*(a)	32,769	199,891
Amedisys, Inc.*	2,020	186,163
Amplifon SpA (Italy)	45,452	1,656,847
Astrana Health, Inc.*(a)	3,900	163,761
Cencora, Inc.	41,331	10,043,020
Chemed Corp.	476	305,559

A6

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Cigna Group (The)	17,347	$6,300,257
dentalcorp Holdings Ltd. (Canada)*	39,972	197,123
Elevance Health, Inc.	40,440	20,969,757
Ensign Group, Inc. (The)	1,993	247,969
Fresenius SE & Co. KGaA (Germany)	43,814	1,181,524
Guardant Health, Inc.*	3,901	80,477
HCA Healthcare, Inc.	14,917	4,975,267
Humana, Inc.	3,443	1,193,757
Integrated Diagnostics Holdings PLC (Egypt), 144A*	222,543	87,751
McKesson Corp.	11,367	6,102,374
Molina Healthcare, Inc.*	2,907	1,194,283
Pediatrix Medical Group, Inc.*	22,366	224,331
Pennant Group, Inc. (The)*	9,262	181,813
Progyny, Inc.*(a)	6,700	255,605
Select Medical Holdings Corp.	24,438	736,806
Tenet Healthcare Corp.*	44,226	4,648,595
UnitedHealth Group, Inc.	41,331	20,446,446
		81,579,376
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc.	128,754	1,821,869
Omega Healthcare Investors, Inc.(a)	6,589	208,673
Ventas, Inc.	41,455	1,804,951
Welltower, Inc.	45,825	4,281,888
		8,117,381
Health Care Technology — 0.1%
Phreesia, Inc.*	20,439	489,105
Simulations Plus, Inc.(a)	5,523	227,272
Veeva Systems, Inc. (Class A Stock)*	13,720	3,178,787
		3,895,164
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	101,066	1,655,461
Host Hotels & Resorts, Inc.(a)	19,514	403,550
Pebblebrook Hotel Trust(a)	70,313	1,083,523
RLJ Lodging Trust	8,300	98,106
Xenia Hotels & Resorts, Inc.(a)	8,737	131,142
		3,371,782
Hotels, Restaurants & Leisure — 1.7%
Amadeus IT Group SA (Spain)	57,113	3,666,467
Arcos Dorados Holdings, Inc. (Brazil) (Class A Stock)	30,171	335,502
Atour Lifestyle Holdings Ltd. (China), ADR	8,026	143,986
Bloomin’ Brands, Inc.(a)	11,571	331,856
Booking Holdings, Inc.	2,211	8,021,243
Brinker International, Inc.*	3,940	195,739
Carrols Restaurant Group, Inc.	14,300	135,993
Cava Group, Inc.*	14,176	993,029
Chipotle Mexican Grill, Inc.*	1,462	4,249,698
Denny’s Corp.*	22,915	205,318
DoorDash, Inc. (Class A Stock)*	17,676	2,434,339
DraftKings, Inc. (Class A Stock)*	21,613	981,446
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Galaxy Entertainment Group Ltd. (Macau)	245,000	$1,231,632
H World Group Ltd. (China)	178,600	691,692
Hilton Worldwide Holdings, Inc.	36,720	7,832,743
InterContinental Hotels Group PLC (United Kingdom)	1,699	176,546
Las Vegas Sands Corp.	27,547	1,424,180
Marriott International, Inc. (Class A Stock)	11,785	2,973,473
Marriott Vacations Worldwide Corp.	2,702	291,086
McDonald’s Corp.	21,602	6,090,684
Norwegian Cruise Line Holdings Ltd.*(a)	73,133	1,530,674
Planet Fitness, Inc. (Class A Stock)*	24,223	1,517,087
Sapphire Foods India Ltd. (India)*	9,384	176,804
Travel + Leisure Co.	7,080	346,637
Vail Resorts, Inc.(a)	1,090	242,885
Wendy’s Co. (The)	13,338	251,288
Wingstop, Inc.	2,818	1,032,515
Yum China Holdings, Inc. (China)	27,011	1,074,768
Yum! Brands, Inc.(a)	15,007	2,080,721
Zomato Ltd. (India)*	405,307	888,402
		51,548,433
Household Durables — 0.3%
Ariston Holding NV (Italy)	51,288	288,153
Cairn Homes PLC (Ireland)	394,867	679,959
Cavco Industries, Inc.*	1,708	681,594
Century Communities, Inc.	5,067	488,965
Dixon Technologies India Ltd. (India)	4,840	436,027
Green Brick Partners, Inc.*	3,698	222,731
Haier Smart Home Co. Ltd. (China) (Class H Stock)	172,600	537,097
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	114,110	572,585
KB Home	4,200	297,696
MDC Holdings, Inc.	7,781	489,503
Persimmon PLC (United Kingdom)	20,953	347,411
Skyline Champion Corp.*	5,154	438,142
Sony Group Corp. (Japan)	28,100	2,409,596
Taylor Wimpey PLC (United Kingdom)	706,131	1,220,810
Tempur Sealy International, Inc.(a)	7,948	451,605
TopBuild Corp.*	675	297,493
		9,859,367
Household Products — 0.8%
Colgate-Palmolive Co.	135,429	12,195,381
Essity AB (Sweden) (Class B Stock)(a)	138,837	3,297,952
Procter & Gamble Co. (The)	48,560	7,878,860
WD-40 Co.	977	247,484
		23,619,677
Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class C Stock)(a)	5,992	138,115
Electric Power Development Co. Ltd. (Japan)	27,300	448,186

A7

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NTPC Ltd. (India)	1,029,333	$4,159,823
Vistra Corp.	11,600	807,940
		5,554,064
Industrial Conglomerates — 1.6%
CK Hutchison Holdings Ltd. (United Kingdom)	216,000	1,039,532
Fosun International Ltd. (China)	765,500	399,402
General Electric Co.	112,358	19,722,200
Hikari Tsushin, Inc. (Japan)	12,000	2,256,854
Hitachi Ltd. (Japan)	55,000	5,025,925
Honeywell International, Inc.	38,116	7,823,309
Siemens AG (Germany)	49,167	9,387,892
SM Investments Corp. (Philippines)	120,890	2,091,656
Smiths Group PLC (United Kingdom)	68,368	1,417,167
		49,163,937
Industrial REITs — 0.8%
EastGroup Properties, Inc.	19,178	3,447,629
Innovative Industrial Properties, Inc.(a)	1,056	109,338
Prologis, Inc.	73,556	9,578,462
Rexford Industrial Realty, Inc.(a)	118,562	5,963,669
Terreno Realty Corp.(a)	54,687	3,631,217
		22,730,315
Insurance — 3.0%
AIA Group Ltd. (Hong Kong)	826,800	5,561,531
Allianz SE (Germany)	10,135	3,037,635
Allstate Corp. (The)	28,844	4,990,300
Aon PLC (Class A Stock)	3,940	1,314,857
ASR Nederland NV (Netherlands)	27,072	1,326,792
AXA SA (France)	148,413	5,573,768
Axis Capital Holdings Ltd.	6,557	426,336
Chubb Ltd.	57,325	14,854,627
CNO Financial Group, Inc.	14,314	393,349
Coface SA (France)	22,239	351,543
Definity Financial Corp. (Canada)	81,939	2,609,611
Fidelity National Financial, Inc.(a)	7,540	400,374
First American Financial Corp.	4,465	272,588
Hanover Insurance Group, Inc. (The)	5,375	731,914
Hartford Financial Services Group, Inc. (The)	36,164	3,726,700
HDFC Life Insurance Co. Ltd. (India), 144A	201,306	1,530,446
Hiscox Ltd. (United Kingdom)	117,969	1,848,098
Kemper Corp.	11,644	720,997
Mandatum OYJ (Finland)*	15,512	69,259
Markel Group, Inc.*	252	383,413
Marsh & McLennan Cos., Inc.	49,819	10,261,718
MetLife, Inc.	84,213	6,241,025
Old Republic International Corp.	13,804	424,059
Palomar Holdings, Inc.*	5,599	469,364
Progressive Corp. (The)	29,603	6,122,492
Prudential PLC (Hong Kong)	252,265	2,365,887
Reinsurance Group of America, Inc.	2,780	536,206
RenaissanceRe Holdings Ltd. (Bermuda)	4,126	969,734
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Sampo OYJ (Finland) (Class A Stock)	46,693	$1,991,747
Selective Insurance Group, Inc.	6,368	695,195
Sompo Holdings, Inc. (Japan)	114,300	2,395,735
Sun Life Financial, Inc. (Canada)	32,798	1,789,598
Travelers Cos., Inc. (The)	21,507	4,949,621
		89,336,519
Interactive Media & Services — 2.1%
Alphabet, Inc. (Class A Stock)*	26,965	4,069,827
Alphabet, Inc. (Class C Stock)*	146,541	22,312,333
Baidu, Inc. (China), ADR*	11,289	1,188,506
Baltic Classifieds Group PLC (United Kingdom)	142,313	403,527
IAC, Inc.*	3,310	176,555
Info Edge India Ltd. (India)	5,633	378,545
JOYY, Inc. (China), ADR	18,776	577,362
Kanzhun Ltd. (China), ADR	96,976	1,699,989
LY Corp. (Japan)	408,300	1,034,208
Meta Platforms, Inc. (Class A Stock)	52,899	25,686,696
NAVER Corp. (South Korea)	7,731	1,074,050
Pinterest, Inc. (Class A Stock)*(a)	48,482	1,680,871
Scout24 SE (Germany), 144A	5,214	392,814
Snap, Inc. (Class A Stock)*	29,287	336,215
Tencent Holdings Ltd. (China)	49,100	1,912,442
ZoomInfo Technologies, Inc.*	11,631	186,445
		63,110,385
IT Services — 0.8%
Accenture PLC (Class A Stock)	20,737	7,187,652
Adesso SE (Germany)	2,347	276,423
Capgemini SE (France)	11,236	2,585,525
CI&T, Inc. (Brazil) (Class A Stock)*	29,075	120,080
Cloudflare, Inc. (Class A Stock)*	7,820	757,211
FPT Corp. (Vietnam)	164,128	775,220
Fujitsu Ltd. (Japan)	116,000	1,856,464
GoDaddy, Inc. (Class A Stock)*	9,074	1,076,902
Keywords Studios PLC (Ireland)	47,253	775,656
MongoDB, Inc.*	6,657	2,387,466
Nagarro SE (Germany)*	3,341	287,357
Okta, Inc.*	4,174	436,684
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*	51,810	3,998,178
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	9,977	769,700
Snowflake, Inc. (Class A Stock)*	13,032	2,105,971
Twilio, Inc. (Class A Stock)*	1,903	116,368
		25,512,857
Leisure Products — 0.1%
Beneteau SACA (France)	13,271	195,577
BRP, Inc.	24,045	1,614,479
Brunswick Corp.	4,285	413,588
Mattel, Inc.*	20,106	398,300
Peloton Interactive, Inc. (Class A Stock)*(a)	24,683	105,767
Sega Sammy Holdings, Inc. (Japan)	24,100	297,681

A8

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Spin Master Corp. (Canada), 144A	16,344	$418,208
		3,443,600
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc. (Class A Stock)*(a)	9,548	358,336
Agilent Technologies, Inc.	35,492	5,164,441
Avantor, Inc.*(a)	28,902	739,024
CryoPort, Inc.*	9,500	168,150
Danaher Corp.	38,677	9,658,420
Eurofins Scientific SE (Luxembourg)	11,551	735,804
Evotec SE (Germany)*	111,126	1,731,933
Olink Holding AB (Sweden), ADR*	12,854	302,198
Oxford Nanopore Technologies PLC (United Kingdom)*	90,583	138,872
Repligen Corp.*(a)	3,964	729,059
Sartorius Stedim Biotech (France)	7,902	2,253,859
Schott Pharma AG & Co. KGaA (Germany)	44,924	1,921,994
SKAN Group AG (Switzerland)	2,191	207,351
Tecan Group AG (Switzerland)	1,146	474,822
Thermo Fisher Scientific, Inc.	28,277	16,434,875
		41,019,138
Machinery — 1.8%
Aalberts NV (Netherlands)	13,342	641,474
Aida Engineering Ltd. (Japan)	32,200	188,849
Alamo Group, Inc.	1,658	378,571
Alstom SA (France)	60,844	926,555
Atmus Filtration Technologies, Inc.*	15,210	490,522
ATS Corp. (Canada)*	11,745	395,214
Caterpillar, Inc.	480	175,886
Cummins, Inc.	24,535	7,229,238
Daimler Truck Holding AG (Germany)	48,489	2,457,170
Deere & Co.	4,334	1,780,147
Douglas Dynamics, Inc.	9,551	230,370
Dover Corp.	16,261	2,881,287
Enerpac Tool Group Corp.	11,182	398,750
Esab Corp.	7,155	791,128
Fluidra SA (Spain)	30,648	725,284
Graco, Inc.	3,791	354,307
GVS SpA (Italy), 144A*	49,200	321,052
IDEX Corp.	16,329	3,984,603
IHI Corp. (Japan)	24,200	646,909
Illinois Tool Works, Inc.	5,770	1,548,264
Impro Precision Industries Ltd., 144A	895,000	288,501
Interpump Group SpA (Italy)	5,801	282,723
Kadant, Inc.	501	164,378
KION Group AG (Germany)	23,259	1,223,509
Lincoln Electric Holdings, Inc.	2,863	731,325
Manitowoc Co., Inc. (The)*	16,427	232,278
METAWATER Co. Ltd. (Japan)	28,800	424,010
Middleby Corp. (The)*	4,016	645,733
MINEBEA MITSUMI, Inc. (Japan)	45,200	886,602
Miura Co. Ltd. (Japan)	21,000	406,977
Moon Environment Technology Co. Ltd. (China) (Class A Stock)	116,600	184,782
Mueller Water Products, Inc. (Class A Stock)	37,615	605,225
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Obara Group, Inc. (Japan)	27,000	$678,744
Omega Flex, Inc.(a)	2,800	198,604
Otis Worldwide Corp.	17,661	1,753,207
Proto Labs, Inc.*	6,697	239,418
Qingdao Hiron Commercial Cold Chain Co. Ltd. (China) (Class A Stock)	74,800	157,635
RBC Bearings, Inc.*(a)	2,550	689,392
Rotork PLC (United Kingdom)	222,421	923,537
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	174,300	1,446,132
SMC Corp. (Japan)	1,200	676,992
Spirax-Sarco Engineering PLC (United Kingdom)	5,700	723,193
Stanley Black & Decker, Inc.	18,839	1,844,903
Takeuchi Manufacturing Co. Ltd. (Japan)	15,700	629,351
Takuma Co. Ltd. (Japan)	2,900	36,019
Timken Co. (The)	4,803	419,926
Toro Co. (The)(a)	27,779	2,545,390
Trelleborg AB (Sweden) (Class B Stock)	10,939	391,157
Trinity Industries, Inc.	7,766	216,283
Valmet OYJ (Finland)	15,144	398,655
Wabash National Corp.(a)	9,090	272,155
Weir Group PLC (The) (United Kingdom)	22,444	573,315
Westinghouse Air Brake Technologies Corp.	43,031	6,268,756
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,269,100	1,795,081
Zhejiang Dingli Machinery Co. Ltd. (China) (Class A Stock)	26,100	201,728
		55,701,196
Media — 0.4%
Ascential PLC (United Kingdom)*	590,141	2,259,338
Comcast Corp. (Class A Stock)	46,658	2,022,624
Informa PLC (United Kingdom)	159,322	1,671,608
Liberty Broadband Corp. (Class C Stock)*	968	55,399
Nexstar Media Group, Inc.	4,013	691,400
oOh!media Ltd. (Australia)	294,023	341,008
Scholastic Corp.	3,579	134,964
Trade Desk, Inc. (The) (Class A Stock)*	18,680	1,633,005
WPP PLC (United Kingdom)	229,459	2,174,615
YouGov PLC (United Kingdom)	85,954	1,084,723
		12,068,684
Metals & Mining — 1.0%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*	198,914	511,637
Alpha Metallurgical Resources, Inc.(a)	1,241	410,982
Alphamin Resources Corp. (Canada)	96,212	65,346
ArcelorMittal SA (Luxembourg)	57,624	1,583,918
Aya Gold & Silver, Inc. (Canada)*(a)	48,193	414,847
BHP Group Ltd. (Australia) (ASE)	63,234	1,828,345
BHP Group Ltd. (Australia) (CBOE)	76,672	2,196,518
Boliden AB (Sweden)	40,138	1,114,537

A9

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Cleveland-Cliffs, Inc.*	22,522	$512,150
Compass Minerals International, Inc.	3,730	58,710
Eramet SA (France)	4,168	316,602
ERO Copper Corp. (Brazil)*	104,639	2,017,770
Filo Corp. (Canada)*	27,427	478,866
Franco-Nevada Corp. (Canada)(a)	15,506	1,847,695
Freeport-McMoRan, Inc.	98,761	4,643,742
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	71,900	428,107
Hoa Phat Group JSC (Vietnam)*	468,900	577,687
Nippon Steel Corp. (Japan)(a)	61,400	1,477,559
Pilbara Minerals Ltd. (Australia)	151,760	378,709
Reliance, Inc.	3,748	1,252,507
Royal Gold, Inc.(a)	3,820	465,314
South32 Ltd. (Australia)	849,600	1,657,852
Southern Copper Corp. (Mexico)(a)	20,687	2,203,579
Sumitomo Metal Mining Co. Ltd. (Japan)	41,300	1,233,232
Warrior Met Coal, Inc.	12,945	785,762
Wesdome Gold Mines Ltd. (Canada)*	67,253	500,966
Wheaton Precious Metals Corp. (Brazil)(a)	45,210	2,130,747
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	257,200	483,189
		31,576,875
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc.(a)	27,675	308,300
Ellington Residential Mortgage REIT(a)	50,200	346,882
Granite Point Mortgage Trust, Inc.	46,181	220,283
Orchid Island Capital, Inc.(a)	24,111	215,311
Ready Capital Corp.(a)	15,076	137,644
Two Harbors Investment Corp.	13,744	181,971
		1,410,391
Multi-Utilities — 0.4%
Ameren Corp.	92,800	6,863,488
Black Hills Corp.	2,952	161,179
CMS Energy Corp.	36,573	2,206,815
Engie SA (France)	157,453	2,638,495
Northwestern Energy Group, Inc.	6,302	320,961
WEC Energy Group, Inc.	6,634	544,784
		12,735,722
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.	9,077	1,170,116
Douglas Emmett, Inc.(a)	74,135	1,028,252
Great Portland Estates PLC (United Kingdom)	117,430	575,835
Kilroy Realty Corp.(a)	41,743	1,520,698
NET Lease Office Properties	2	48
SL Green Realty Corp.(a)	9,364	516,237
		4,811,186
Oil, Gas & Consumable Fuels — 3.1%
BP PLC (United Kingdom)	645,167	4,047,410
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cenovus Energy, Inc. (Canada)	160,499	$3,208,677
Centrus Energy Corp. (Class A Stock)*	3,263	135,512
Cheniere Energy, Inc.	7,176	1,157,345
Chesapeake Energy Corp.(a)	9,751	866,181
Chevron Corp.	12,105	1,909,443
ConocoPhillips	97,023	12,349,087
Diamondback Energy, Inc.	23,553	4,667,498
EOG Resources, Inc.	21,921	2,802,381
EQT Corp.	212,847	7,890,238
Equinor ASA (Norway), ADR	62,629	1,692,862
Exxon Mobil Corp.	121,183	14,086,312
Frontline PLC (Norway)	12,433	282,368
Galp Energia SGPS SA (Portugal)	289,801	4,791,099
Gazprom PJSC (Russia)*^	321,836	—
Kinder Morgan, Inc.	87,764	1,609,592
Kosmos Energy Ltd. (Ghana)*	170,762	1,017,742
Magnolia Oil & Gas Corp. (Class A Stock)(a)	12,461	323,363
Matador Resources Co.	5,859	391,205
NuVista Energy Ltd. (Canada)*	48,746	427,524
OMV AG (Austria)	35,426	1,677,865
Ovintiv, Inc.	7,644	396,724
PBF Energy, Inc. (Class A Stock)	4,680	269,428
Permian Resources Corp.	69,143	1,221,065
Phillips 66	10,053	1,642,057
Pioneer Natural Resources Co.	4,151	1,089,637
Range Resources Corp.	196,202	6,755,235
SM Energy Co.(a)	8,999	448,600
Southwestern Energy Co.*	276,062	2,092,550
Suncor Energy, Inc. (Canada)	112,551	4,153,722
Texas Pacific Land Corp.	561	324,544
TotalEnergies SE (France)	105,172	7,234,718
Williams Cos., Inc. (The)	74,044	2,885,495
		93,847,479
Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	3,619	158,259
Louisiana-Pacific Corp.	5,607	470,484
Suzano SA (Brazil)	82,998	1,058,781
		1,687,524
Passenger Airlines — 0.0%
Allegiant Travel Co.(a)	2,900	218,109
Exchange Income Corp. (Canada)	12,285	449,028
Spirit Airlines, Inc.(a)	5,600	27,104
		694,241
Personal Care Products — 0.8%
elf Beauty, Inc.*	4,702	921,733
Jamieson Wellness, Inc. (Canada), 144A	18,334	360,846
Kao Corp. (Japan)	45,500	1,700,256
Kenvue, Inc.	662,618	14,219,782
Medifast, Inc.(a)	2,495	95,609
Unilever PLC (United Kingdom) (XLON)	89,049	4,470,424

A10

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom) (XAMS)	38,755	$1,946,170
		23,714,820
Pharmaceuticals — 3.6%
Arvinas, Inc.*	9,562	394,719
Astellas Pharma, Inc. (Japan)	129,400	1,390,112
AstraZeneca PLC (United Kingdom), ADR	350,629	23,755,115
Bayer AG (Germany)	48,068	1,472,062
Bristol-Myers Squibb Co.	11,926	646,747
Chugai Pharmaceutical Co. Ltd. (Japan)	81,000	3,095,447
Daiichi Sankyo Co. Ltd. (Japan)	72,700	2,313,234
Elanco Animal Health, Inc.*	37,790	615,221
Eli Lilly & Co.	26,271	20,437,787
EyePoint Pharmaceuticals, Inc.*	9,530	196,985
GSK PLC, ADR	84,420	3,619,085
Johnson & Johnson	72,034	11,395,058
Laboratorios Farmaceuticos Rovi SA (Spain)	15,453	1,348,486
Merck & Co., Inc.	52,631	6,944,660
Merck KGaA (Germany)	6,575	1,159,406
Novartis AG (Switzerland)	27,630	2,676,199
Novo Nordisk A/S (Denmark), ADR	44,888	5,763,619
Otsuka Holdings Co. Ltd. (Japan)	32,900	1,366,610
Pacira BioSciences, Inc.*	6,722	196,417
Pliant Therapeutics, Inc.*	10,748	160,145
Roche Holding AG	17,879	4,564,849
Royalty Pharma PLC (Class A Stock)	18,200	552,734
Sandoz Group AG (Switzerland)*	53,249	1,607,361
Sanofi SA	54,527	5,304,632
Supernus Pharmaceuticals, Inc.*(a)	12,750	434,903
Takeda Pharmaceutical Co. Ltd. (Japan)	47,500	1,321,160
Torrent Pharmaceuticals Ltd. (India)	8,730	272,480
Virbac SACA (France)	1,336	499,265
Zoetis, Inc.	24,865	4,207,407
		107,711,905
Professional Services — 0.9%
ALS Ltd. (Australia)	25,892	221,383
Automatic Data Processing, Inc.	7,638	1,907,514
Booz Allen Hamilton Holding Corp.	15,914	2,362,274
Broadridge Financial Solutions, Inc.	20,901	4,281,779
CBIZ, Inc.*	3,472	272,552
Computer Age Management Services Ltd. (India)	1,740	61,062
CSG Systems International, Inc.	1,946	100,297
Dayforce, Inc.*(a)	20,686	1,369,620
Equifax, Inc.	5,545	1,483,398
Experian PLC	42,682	1,859,781
FTI Consulting, Inc.*	11,606	2,440,626
HeadHunter Group PLC (Russia), ADR*(a)^	7,400	1
Insperity, Inc.	2,042	223,824
Korn Ferry	5,484	360,628
ManpowerGroup, Inc.	2,464	191,305
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Paylocity Holding Corp.*	4,073	$699,986
Persol Holdings Co. Ltd. (Japan)	2,084,400	2,915,520
Recruit Holdings Co. Ltd. (Japan)	58,700	2,577,330
SS&C Technologies Holdings, Inc.	12,704	817,756
TeamLease Services Ltd. (India)*	8,693	286,180
TransUnion	21,497	1,715,460
TRYT, Inc. (Japan)*	49,800	220,474
Upwork, Inc.*	16,363	200,610
Verra Mobility Corp.*	21,718	542,298
		27,111,658
Real Estate Management & Development — 0.6%
Aedas Homes SA (Spain), 144A	20,679	387,632
CBRE Group, Inc. (Class A Stock)*	6,011	584,510
China Overseas Property Holdings Ltd. (China)	420,000	232,791
China Resources Mixc Lifestyle Services Ltd. (China), 144A	338,600	1,072,984
Corp Inmobiliaria Vesta SAB de CV (Mexico)	127,916	500,864
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR	2,644	103,751
DigitalBridge Group, Inc.	7,610	146,645
Hongkong Land Holdings Ltd. (Hong Kong)	254,900	782,668
Jones Lang LaSalle, Inc.*	3,606	703,494
KE Holdings, Inc. (China), ADR(a)	133,957	1,839,230
Mitsubishi Estate Co. Ltd. (Japan)	137,600	2,510,647
Mitsui Fudosan Co. Ltd. (Japan)	433,200	4,670,534
Multiplan Empreendimentos Imobiliarios SA (Brazil)	139,300	712,970
Nexity SA (France)	39,236	401,226
St. Joe Co. (The)	3,828	221,909
StorageVault Canada, Inc. (Canada)	139,207	530,293
Tokyo Tatemono Co. Ltd. (Japan)	48,800	824,289
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	192,000	625,133
		16,851,570
Residential REITs — 0.9%
American Homes 4 Rent (Class A Stock)	99,204	3,648,723
Apartment Investment & Management Co. (Class A Stock)*	32,345	264,906
AvalonBay Communities, Inc.	18,249	3,386,284
Camden Property Trust	17,018	1,674,571
Equity LifeStyle Properties, Inc.	94,985	6,117,034
Equity Residential	106,245	6,705,122
Essex Property Trust, Inc.(a)	15,525	3,800,675
Sun Communities, Inc.	17,239	2,216,591
		27,813,906
Retail REITs — 0.4%
Acadia Realty Trust	109,617	1,864,585
Federal Realty Investment Trust(a)	3,568	364,364
Kimco Realty Corp.	53,729	1,053,626
Regency Centers Corp.	58,498	3,542,639

A11

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Retail REITs (cont’d.)
Simon Property Group, Inc.	29,626	$4,636,173
Urban Edge Properties	24,393	421,267
		11,882,654
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.*	14,925	2,693,813
Amkor Technology, Inc.	9,733	313,792
ams-OSRAM AG (Austria)*	127,620	147,833
Analog Devices, Inc.	30,905	6,112,700
Applied Materials, Inc.	38,451	7,929,750
ASML Holding NV (Netherlands) (XAMS)	14,463	14,021,327
ASML Holding NV (Netherlands) (XNGS)	3,934	3,817,829
ASMPT Ltd. (Hong Kong)	38,700	486,825
Disco Corp. (Japan)	10,900	3,984,315
Entegris, Inc.	8,822	1,239,844
Infineon Technologies AG (Germany)	21,974	747,238
Intel Corp.	107,125	4,731,711
IQE PLC (United Kingdom)*(a)	1,218,897	322,697
KLA Corp.	7,584	5,297,955
Lam Research Corp.	5,734	5,570,982
Lattice Semiconductor Corp.*	10,333	808,351
MACOM Technology Solutions Holdings, Inc.*	2,577	246,464
Marvell Technology, Inc.	25,995	1,842,526
MaxLinear, Inc.*	14,647	273,459
Microchip Technology, Inc.	30,999	2,780,920
Micron Technology, Inc.	52,034	6,134,288
MKS Instruments, Inc.	6,817	906,661
Monolithic Power Systems, Inc.	4,122	2,792,325
NVIDIA Corp.	42,722	38,601,890
NXP Semiconductors NV (China)	11,563	2,864,965
QUALCOMM, Inc.	42,390	7,176,627
Semtech Corp.*	8,408	231,136
Silergy Corp. (China)	73,000	746,771
Siltronic AG (Germany)	8,172	725,062
SUMCO Corp. (Japan)	73,700	1,165,253
Synaptics, Inc.*	3,000	292,680
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	687,000	16,457,919
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	23,193	3,155,408
Technoprobe SpA (Italy)*	45,809	415,850
Texas Instruments, Inc.	54,446	9,485,038
Tokyo Electron Ltd. (Japan)	11,600	3,021,210
Tokyo Seimitsu Co. Ltd. (Japan)	6,800	528,273
Ultra Clean Holdings, Inc.*	9,943	456,781
		158,528,468
Software — 5.3%
ACI Worldwide, Inc.*	7,262	241,171
Adeia, Inc.	19,000	207,480
Adobe, Inc.*	11,662	5,884,645
Appfolio, Inc. (Class A Stock)*	1,870	461,404
Aspen Technology, Inc.*(a)	1,364	290,914
Atlassian Corp. (Class A Stock)*	10,718	2,091,189
BILL Holdings, Inc.*	23,433	1,610,316
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Braze, Inc. (Class A Stock)*	4,707	$208,520
Cerence, Inc.*(a)	5,055	79,616
Confluent, Inc. (Class A Stock)*(a)	61,405	1,874,081
Constellation Software, Inc. (Canada)	1,367	3,734,008
Crowdstrike Holdings, Inc. (Class A Stock)*	9,236	2,960,969
Daily Journal Corp.*	495	178,997
Dassault Systemes SE (France)	21,573	954,976
Datadog, Inc. (Class A Stock)*	15,516	1,917,778
Descartes Systems Group, Inc. (The) (Canada) (XTSE)*	10,645	973,693
Descartes Systems Group, Inc. (The) (Canada) (XNGS)*	16,030	1,467,226
Digimarc Corp.*	2,790	75,832
DocuSign, Inc.*	9,838	585,853
Dolby Laboratories, Inc. (Class A Stock)	2,830	237,069
Dynatrace, Inc.*	14,624	679,139
Esker SA (France)	2,153	432,751
Fair Isaac Corp.*	1,555	1,943,144
Five9, Inc.*	2,729	169,498
Fortinet, Inc.*	24,837	1,696,615
Fukui Computer Holdings, Inc. (Japan)	500	8,543
Guidewire Software, Inc.*(a)	1,401	163,511
HashiCorp, Inc. (Class A Stock)*	8,430	227,188
HubSpot, Inc.*	2,138	1,339,585
Informatica, Inc. (Class A Stock)*	9,044	316,540
Intuit, Inc.	4,918	3,196,700
Kinaxis, Inc. (Canada)*	3,153	358,467
Lectra (France)	11,574	403,916
Manhattan Associates, Inc.*	2,508	627,577
Microsoft Corp.	196,850	82,818,732
MicroStrategy, Inc. (Class A Stock)*(a)	447	761,938
NCR Voyix Corp.*	8,784	110,942
Nutanix, Inc. (Class A Stock)*	15,610	963,449
OneSpan, Inc.*	11,400	132,582
Palantir Technologies, Inc. (Class A Stock)*	53,954	1,241,482
Pegasystems, Inc.	2,561	165,543
Procore Technologies, Inc.*	6,959	571,821
RingCentral, Inc. (Class A Stock)*	5,860	203,576
Roper Technologies, Inc.(a)	17,649	9,898,265
Salesforce, Inc.	12,336	3,715,356
Samsara, Inc. (Class A Stock)*(a)	19,287	728,856
SAP SE (Germany)	21,352	4,157,640
ServiceNow, Inc.*	12,018	9,162,523
Synopsys, Inc.*	8,315	4,752,022
Teradata Corp.*	5,025	194,317
UiPath, Inc. (Class A Stock)*	17,500	396,725
Unity Software, Inc.*	3,714	99,164
Verint Systems, Inc.*	7,997	265,101
Workday, Inc. (Class A Stock)*	6,519	1,778,057
Workiva, Inc.*	3,011	255,333
Xperi, Inc.*	15,328	184,856
Zoom Video Communications, Inc. (Class A Stock)*	6,825	446,150

A12

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Zscaler, Inc.*	3,813	$734,498
		161,337,839
Specialized REITs — 1.6%
American Tower Corp.	54,456	10,759,961
Big Yellow Group PLC (United Kingdom)	50,194	673,446
Crown Castle, Inc.	20,394	2,158,297
CubeSmart	61,604	2,785,733
Equinix, Inc.	8,703	7,182,847
Extra Space Storage, Inc.	7,155	1,051,785
Gaming & Leisure Properties, Inc.	10,879	501,196
Lamar Advertising Co. (Class A Stock)	5,351	638,963
National Storage Affiliates Trust	2,927	114,621
PotlatchDeltic Corp.(a)	7,500	352,650
Public Storage	32,403	9,398,814
Rayonier, Inc.(a)	48,670	1,617,791
SBA Communications Corp.	14,015	3,037,050
Weyerhaeuser Co.	183,725	6,597,565
		46,870,719
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	9,951	846,731
Aritzia, Inc. (Canada)*	26,070	719,810
AutoZone, Inc.*	934	2,943,641
Burlington Stores, Inc.*	4,644	1,078,290
Carvana Co.*(a)	27,531	2,420,250
Dick’s Sporting Goods, Inc.(a)	2,048	460,513
Douglas AG (Germany)*	40,899	942,486
Five Below, Inc.*	3,492	633,379
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	6,646	861,454
FSN E-Commerce Ventures Ltd. (India)*	80,047	156,049
GameStop Corp. (Class A Stock)*(a)	6,101	76,385
Hibbett, Inc.	3,700	284,197
Home Depot, Inc. (The)	34,677	13,302,097
Lojas Renner SA (Brazil)	176,958	597,340
Metro Brands Ltd. (India)	11,376	157,696
Monro, Inc.	9,120	287,645
Nextage Co. Ltd. (Japan)	131,300	2,486,396
ODP Corp. (The)*	4,034	214,004
RH*	1,358	472,937
Ross Stores, Inc.	46,362	6,804,087
TJX Cos., Inc. (The)	12,831	1,301,320
Tractor Supply Co.(a)	14,693	3,845,452
Ulta Beauty, Inc.*	5,011	2,620,152
Watches of Switzerland Group PLC (United Kingdom), 144A*	65,815	297,692
Wayfair, Inc. (Class A Stock)*(a)	3,578	242,875
Williams-Sonoma, Inc.(a)	1,948	618,548
Yellow Hat Ltd. (Japan)	39,300	514,396
Zalando SE (Germany), 144A*	10,922	312,317
		45,498,139
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	259,626	44,520,666
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Dell Technologies, Inc. (Class C Stock)	6,290	$717,752
Konica Minolta, Inc. (Japan)	33,500	109,633
Pure Storage, Inc. (Class A Stock)*	15,133	786,765
Samsung Electronics Co. Ltd. (South Korea)	167,143	10,044,879
		56,179,695
Textiles, Apparel & Luxury Goods — 0.6%
Bosideng International Holdings Ltd. (China)	610,000	305,102
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	30,151	4,590,201
Columbia Sportswear Co.(a)	3,275	265,865
Crocs, Inc.*(a)	2,812	404,366
Ermenegildo Zegna NV (Italy)(a)	142,618	2,089,354
Huali Industrial Group Co. Ltd. (China) (Class A Stock)	43,100	353,306
Lululemon Athletica, Inc.*	2,317	905,136
LVMH Moet Hennessy Louis Vuitton SE (France)	4,246	3,820,537
NIKE, Inc. (Class B Stock)	22,235	2,089,645
On Holding AG (Switzerland) (Class A Stock)*(a)	28,098	994,107
Page Industries Ltd. (India)	935	386,783
Puma SE (Germany)	39,341	1,780,426
Skechers USA, Inc. (Class A Stock)*	6,723	411,851
Vedant Fashions Ltd. (India)	13,949	155,325
		18,552,004
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	40,354	1,224,788
Imperial Brands PLC (United Kingdom)	137,558	3,075,056
Philip Morris International, Inc.	28,773	2,636,182
		6,936,026
Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	19,529	1,697,265
Air Lease Corp.(a)	6,316	324,895
Ashtead Group PLC (United Kingdom)	8,663	617,059
Beijer Ref AB (Sweden)	37,029	549,803
BOC Aviation Ltd. (China), 144A	31,400	242,240
Diploma PLC (United Kingdom)	5,683	266,939
DKSH Holding AG (Switzerland)	9,456	643,769
DNOW, Inc.*	15,300	232,560
Ferguson PLC	15,890	3,470,853
Hanwa Co. Ltd. (Japan)	32,400	1,264,477
Herc Holdings, Inc.	2,713	456,598
IMCD NV (Netherlands)	5,745	1,011,178
Richelieu Hardware Ltd. (Canada)	13,183	414,600
SiteOne Landscape Supply, Inc.*(a)	4,239	739,917
Sumitomo Corp. (Japan)	74,100	1,784,917
Watsco, Inc.(a)	1,800	777,546
Xometry, Inc. (Class A Stock)*(a)	8,472	143,092
		14,637,708

A13

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	1,287	$410,141
Water Utilities — 0.0%
Artesian Resources Corp. (Class A Stock)	6,827	253,350
California Water Service Group	7,498	348,507
		601,857
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA (Guatemala), SDR*	61,023	1,244,327
Telephone & Data Systems, Inc.	12,732	203,967
T-Mobile US, Inc.	80,298	13,106,239
United States Cellular Corp.*	5,867	214,145
		14,768,678

Total Common Stocks (cost $1,996,222,663)		2,346,508,654
Preferred Stocks — 0.2%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	5,676	564,523
Volkswagen AG (Germany) (PRFC)	13,683	1,814,695
		2,379,218
Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)	7,058	2,802,806
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	1	1

Total Preferred Stocks (cost $4,857,142)		5,182,025

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	1,328	4,423
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bonds — 0.0%
Retail
Carvana Co.,
Sr. Sec’d. Notes, 144A, PIK 12.000%
12.000%	12/01/28	144	141,267
Sr. Sec’d. Notes, 144A, PIK 13.000%
13.000%	06/01/30(a)	219	214,873
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31	261	261,993

Total Corporate Bonds (cost $548,434)				618,133
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 1.5%
Federal National Mortgage Assoc.
3.000%	TBA	34,920	$30,038,573
3.500%	TBA	4,660	4,170,128
4.000%	TBA	3,020	2,796,525
4.500%	TBA	2,465	2,347,228
5.000%	TBA	7,385	7,205,273

Total U.S. Government Agency Obligations (cost $46,479,046)			46,557,727
U.S. Treasury Obligations — 0.2%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/25	92	89,889
0.125%	10/15/25	1,034	1,002,957
0.125%	10/15/26	696	663,826
0.125%	04/15/27	1,208	1,138,238
0.375%	01/15/27	172	163,684
0.375%	07/15/27	57	54,244
0.625%	01/15/26	387	375,433
0.625%	07/15/32	1	867
0.750%	02/15/42	6	4,689
1.250%	04/15/28	33	32,489
1.500%	02/15/53	13	11,158
1.750%	01/15/34	25	24,697
2.125%	02/15/54	1	916
2.375%	10/15/28	2,287	2,341,754

Total U.S. Treasury Obligations (cost $5,909,242)			5,904,841

Total Long-Term Investments (cost $2,224,056,012)			2,580,757,964

	Shares
Short-Term Investments — 19.7%
Affiliated Mutual Funds — 19.1%
PGIM Core Ultra Short Bond Fund(wa)	460,626,291	460,626,291
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $116,627,625; includes $116,083,377 of cash collateral for securities on loan)(b)(wa)	116,670,324	116,611,989

Total Affiliated Mutual Funds (cost $577,253,916)		577,238,280

A14

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.6%
U.S. Treasury Bills
5.235%	05/09/24	18,709	$18,604,946
(cost $18,607,757)

Total Short-Term Investments (cost $595,861,673)			595,843,226

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—105.1% (cost $2,819,917,685)			3,176,601,190

Options Written*~ — (0.0)%
(premiums received $7,147)	(2,801)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.1% (cost $2,819,910,538)	3,176,598,389

Liabilities in excess of other assets(z) — (5.1)%	(155,414,555)

Net Assets — 100.0%	$3,021,183,834

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CHF	Swiss Franc

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
CDI	Chess Depository Interest
CDX	Credit Derivative Index
EAFE	Europe, Australasia, Far East
MIB	Borsa Italiana Stock Exchange
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange
XPAR	Paris Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,426 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $113,784,257; cash collateral of $116,083,377 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Alcon, Inc.	Call	MSI	05/17/24	80.00		30	CHF	3	$(2,096)
Linde PLC	Call	MSI	05/17/24	500.00		3		—(r)	(705)
Total Options Written (premiums received $7,147)								$(2,801)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
269	2 Year U.S. Treasury Notes	Jun. 2024	$55,006,297	$(61,322)
A15

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
161	5 Year U.S. Treasury Notes	Jun. 2024	$17,229,516	$29,470
271	10 Year U.S. Treasury Notes	Jun. 2024	30,025,954	108,136
240	20 Year U.S. Treasury Bonds	Jun. 2024	28,905,000	314,101
93	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	11,997,000	53,505
466	Mini MSCI EAFE Index	Jun. 2024	54,920,430	312,432
180	Mini MSCI Emerging Markets Index	Jun. 2024	9,441,000	(21,886)
198	Russell 2000 E-Mini Index	Jun. 2024	21,244,410	405,422
482	S&P 500 E-Mini Index	Jun. 2024	127,934,850	2,525,113
47	S&P Mid Cap 400 E-Mini Index	Jun. 2024	14,463,780	413,142
				$4,078,113
Credit default swap agreement outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)		Value at Trade Date		Value at March 31, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	227,450		0.513%		$5,055,453		$5,213,646		$158,193
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16